Acquision (Related Expenses and Pro Forma Data) (Details) - TECO Energy Inc [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs	$ 0
Business Combination, Acquisition Related Costs, Net of Tax		$ 166
Business Acquisition, Pro Forma Information [Abstract]
Pro forma operating revenues		6,034
Prop forma net income attributable to common shareholders		386
Business Acquisitions Pro Forma Increase To Net Income Loss		53
Sales [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs	0	(10)
Operating Expense [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs	0	89
Interest Expense [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs	0	148
Other Operating Income (Expense) [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs	0	(3)
Income Tax Expense [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Acquisition Related Costs	$ 0	$ (84)